FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Non Designated Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding, beginning of year	$ 89,579
Fair value outstanding, end of year	89,435	$ 89,579
At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding, beginning of year		(105)
Cash Settlements - received during the year	(254)	(90)
Fair value outstanding, end of year	(39)
Fair value outstanding, beginning of year	60
Changes in fair value recognized in earnings during the year (note 7)	$ 155	255
Fair value outstanding, end of year		$ 60